Fees and Expenses - Prospectus Summary	Nov. 13, 2026
Dimensional US Core Equity Market Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell Institutional Class shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dimensional US Core Equity Market Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.12%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.12%
[1]	The Institutional Class shares of the Portfolio are new, so the “Other Expenses” shown for the class are based on anticipated fees and expenses for the first full fiscal year.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's Institutional Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's Institutional Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dimensional US Core Equity Market Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	$ 39

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Dimensional US Core Equity Market Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 12
Expense Example, No Redemption, 3 Years	$ 39

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.

Dimensional US Equity Market Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell Institutional Class shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dimensional US Equity Market Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.08%
Other Expenses (as a percentage of Assets):	0.02%	[1]
Expenses (as a percentage of Assets)	0.10%
[1]	The Institutional Class shares of the Portfolio are new, so the “Other Expenses” shown for the class are based on anticipated fees and expenses for the first full fiscal year.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's Institutional Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's Institutional Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dimensional US Equity Market Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	$ 32

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Dimensional US Equity Market Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 10
Expense Example, No Redemption, 3 Years	$ 32

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.

Dimensional US Core Equity Market Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dimensional US Core Equity Market Portfolio	ETF Class
Management Fees (as a percentage of Assets)	0.12%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.12%
[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dimensional US Core Equity Market Portfolio	ETF Class USD ($)
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	$ 39

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.

Dimensional US Equity Market Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dimensional US Equity Market Portfolio	ETF Class
Management Fees (as a percentage of Assets)	0.08%
Other Expenses (as a percentage of Assets):	0.01%	[1]
Expenses (as a percentage of Assets)	0.09%
[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dimensional US Equity Market Portfolio	ETF Class USD ($)
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	$ 29

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.